Significant Accounting Policies - Concentration of Risks (Details) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2017 USD ($) customer Agency	Jun. 30, 2016 Agency	Dec. 31, 2016 USD ($) customer
Concentration of risks
Cash, cash equivalents and short-term investments	$ 609,185		$ 395,954
Current liabilities denominated in RMB	430,232		278,103
Cash, cash equivalents and short-term investments | Concentration of credit risk | China
Concentration of risks
Cash, cash equivalents and short-term investments	$ 606,000		393,600
Maximum term of original maturity of time deposits	12 months
Cash, cash equivalents and short-term investments | Concentration of foreign currency risks | RMB
Concentration of risks
Cash, cash equivalents and short-term investments	$ 478,500		$ 335,700
Percentage of benchmark derived from specified source	79.00%		85.00%
Consolidated net revenues benchmark | Customer concentration risk | Alibaba
Concentration of risks
Percentage of benchmark derived from specified source	5.00%	9.00%
Consolidated net accounts receivables benchmark | Concentration of credit risk | Alibaba
Concentration of risks
Percentage of benchmark derived from specified source	14.00%		21.00%
Consolidated net accounts receivables benchmark | Concentration of credit risk | Customer
Concentration of risks
Percentage of benchmark derived from specified source	13.00%		15.00%
Number of customers | customer	1		1
Consolidated net accounts receivables benchmark | Concentration of foreign currency risks | RMB
Concentration of risks
Accounts receivable denominated in RMB	$ 133,900		$ 115,300
Current liabilities | Concentration of foreign currency risks | RMB
Concentration of risks
Current liabilities denominated in RMB	$ 355,900		$ 267,800
Percentage of benchmark derived from specified source	83.00%		96.00%
Advertising & Marketing | Consolidated net revenues benchmark | Customer concentration risk | Top 10 advertising agencies | China
Concentration of risks
Number of advertising agencies | Agency	10	10
Percentage of benchmark derived from specified source	24.00%	22.00%